Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

23.        Inventories

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Raw materials	143,990	149,574	126,526
Work in progress	331,782	321,695	280,216
Finished goods	117,237	151,410	57,474
	593,009	622,679	464,216

The cost of inventories recognized as an expense (income) during the year in respect of inventory provision was US$6.4 million (2017:  US$46.9 million and 2016:  US$3.7 million).